Share capital, stock options and other stock-based plans	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share capital, stock options and other stock-based plans
17. Share capital, stock options and other stock-based plans:

During the year ended December 31, 2018, the Company issued 2,101,190 common shares upon exercises of share units (year ended December 31, 2017 – 2,045,617 common shares). The Company issues shares from treasury to satisfy share unit exercises.

During the year ended December 31, 2017, the Company issued 19,125,000 common shares at $1.50 per share, for gross proceeds of $28,688. Transaction costs of $2,735 were incurred for net proceeds of $25,953.
(a)    Share Units ("Units"):

The value assigned to issued Units and the amounts accrued are recorded as other equity instruments. As Units are exercised or vested and the underlying shares are issued from treasury of the Company, the value is reclassified to share capital.

During the year ended December 31, 2018, the Company recognized $3,040 (year ended December 31, 2017 - $6,961; year ended December 31, 2016 – $10,450) of stock-based compensation associated with the Westport Omnibus Plan and the former Amended and Restated Unit Plan.

A continuity of the Units issued under the Westport Omnibus Plan and the former Amended and Restated Unit Plan as of December 31, 2018, December 31, 2017 and December 31, 2016 are as follows:

	December 31, 2018		December 31, 2017		December 31, 2016
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of year	4,509,990	$6.00	6,664,591	$6.75	9,657,921	$7.62
Granted	1,009,230	3.50	993,659	2.18	684,402	2.90
Exercised/vested	(2,101,190)	5.44	(2,045,617)	6.31	(845,491)	10.26
Forfeited/expired	(750,627)	3.61	(1,102,643)	6.51	(2,832,241)	6.60
Outstanding, end of year	2,667,403	$4.41	4,509,990	$6.00	6,664,591	$6.75
Units outstanding and exercisable, end of year	2,076,684	$4.66	636,073	$5.38	1,891,008	$7.77

17. Share capital, stock options and other stock-based plans (continued):

During 2018, 1,009,230 (2017 - 993,659) restricted share units ("RSUs") were granted to directors, executives and employees. Values of RSU awards are generally determined based on the fair market value of the underlying common share on the date of grant. RSUs typically vest over a three year period so the actual value received by the individual depends on the share price on the day such RSUs are settled for common shares, not the date of grant.

As at December 31, 2018, $2,074 of compensation expense related to Units has yet to be recognized in results from operations and will be recognized over a weighted average period of approximately 1 and a half years.
(b)    Aggregate intrinsic values:

The aggregate intrinsic value of the Company’s share units at December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017
	CDN$	CDN$
Share units:
Outstanding	$4,828	$21,332
Exercisable	3,759	3,009
(c)    Stock-based compensation:

Stock-based compensation associated with the Unit plans is included in operating expenses as follows:

	Years ended December 31,
	2018	2017	2016
Research and development	$778	$1,182	$6,010
General and administrative	1,952	5,450	2,334
Sales and marketing	310	329	2,106
	$3,040	$6,961	$10,450

During the first quarter of 2018, the Performance Stock Units ("PSUs") that had been conditionally approved were finalized and granted. As a result, the stock-based compensation of $2,449 related to 730,000 PSUs was reclassified from a liability to shareholders' equity.